Note 5 - Loans and Related Allowance for Loan and Lease Losses (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Schedule Of Financing Receivable By Segment [Table Text Block]
			Real Estate-Mortgage
December 31, 2019	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$882	$-	$1,628	$10,559	$1	$13,070
Collectively evaluated for impairment	88,645	63,246	345,419	459,468	14,410	971,188
Total loans	$89,527	$63,246	$347,047	$470,027	$14,411	$984,258
			Real estate-Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$2,570	$-	$1,970	$9,533	$2	$14,075
Collectively evaluated for impairment	81,287	56,731	334,517	488,714	16,785	978,034
Total loans	$83,857	$56,731	$336,487	$498,247	$16,787	$992,109

Financing Receivable, Current, Allowance for Credit Loss [Table Text Block]
			Real Estate-Mortgage
December 31, 2019	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$3	$-	$30	$627	$-	$660
Collectively evaluated for impairment	453	97	1,628	3,902	28	6,108
Total ending allowance balance	$456	$97	$1,658	$4,529	$28	$6,768
			Real Estate-Mortgage
December 31, 2018	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$667	$-	$43	$643	$1	$1,354
Collectively evaluated for impairment	302	100	1,538	4,008	126	6,074
Total ending allowance balance	$969	$100	$1,581	$4,651	$127	$7,428
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2018	$969	$100	$1,581	$4,651	$127	$7,428
Charge-offs	(519)	-	(523)	(32)	(735)	(1,809)
Recoveries	82	74	78	17	8	259
Provision	(76)	(77)	522	(107)	628	890
ALLL balance at December 31, 2019	$456	$97	$1,658	$4,529	$28	$6,768
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2017	$999	$313	$1,760	$4,036	$82	$7,190
Charge-offs	(610)	-	(177)	(111)	(220)	(1,118)
Recoveries	287	63	128	-	38	516
Provision	293	(276)	(130)	726	227	840
ALLL balance at December 31, 2018	$969	$100	$1,581	$4,651	$127	$7,428

Impaired Financing Receivables [Table Text Block]
December 31, 2019
Impaired Loans
	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$747	$1,524	$-
Real estate - mortgage:
Residential	979	1,057	-
Commercial	5,617	5,617	-
Consumer installment	1	1	-
Total	$7,344	$8,199	$-

With an allowance recorded:
Commercial and industrial	$135	$135	$3
Real estate - mortgage:
Residential	649	700	30
Commercial	4,942	4,952	627
Total	$5,726	$5,787	$660

Total:
Commercial and industrial	$882	$1,659	$3
Real estate - mortgage:
Residential	1,628	1,757	30
Commercial	10,559	10,569	627
Consumer installment	1	1	-
Total	$13,070	$13,986	$660
December 31, 2018
Impaired Loans
	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$207	$413	$-
Real estate - mortgage:
Residential	1,306	1,462	-
Commercial	1,867	2,186	-
Total	$3,380	$4,061	$-

With an allowance recorded:
Commercial and industrial	$2,363	$3,013	$667
Real estate - mortgage:
Residential	664	715	43
Commercial	7,666	7,676	643
Consumer installment	2	2	1
Total	$10,695	$11,406	$1,354

Total:
Commercial and industrial	$2,570	$3,426	$667
Real estate - mortgage:
Residential	1,970	2,177	43
Commercial	9,533	9,862	643
Consumer installment	2	2	1
Total	$14,075	$15,467	$1,354

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2019		As of December 31, 2018
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,770	$141	$4,210	$172
Real estate - construction	648	-	9	-
Real estate - mortgage:
Residential	1,803	51	2,531	57
Commercial	10,366	375	6,805	377
Consumer installment	2	-	3	-
Total	$14,589	$567	$13,558	$606

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	December 31, 2019
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	3	-	3	$488	$490
Residential real estate	4	2	6	294	354
				$782	$844
	December 31, 2018
	Number of Contracts			Pre-Modification	Post-Modification
Troubled Debt Restructurings	Term Modification	Other	Total	Outstanding Recorded Investment	Outstanding Recorded Investment
Commercial and industrial	1	-	1	$44	$44
Residential real estate	3	2	5	286	286
Commercial real estate	1	-	1	94	94
				$424	$424

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
December 31, 2019	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$84,136	$3,619	$1,772	$-	$89,527
Real estate - construction	63,246	-	-	-	63,246
Real estate - mortgage:
Residential	342,988	420	3,639	-	347,047
Commercial	453,170	6,989	9,868	-	470,027
Consumer installment	14,399	-	12	-	14,411
Total	$957,939	$11,028	$15,291	$-	$984,258
		Special			Total
December 31, 2018	Pass	Mention	Substandard	Doubtful	Loans

Commercial and industrial	$77,002	$4,572	$2,283	$-	$83,857
Real estate - construction	55,397	1,334	-	-	56,731
Real estate - mortgage:
Residential	332,475	553	3,459	-	336,487
Commercial	483,516	6,617	8,114	-	498,247
Consumer installment	16,776	-	11	-	16,787
Total	$965,166	$13,076	$13,867	$-	$992,109

Financing Receivable, Past Due [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2019	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$88,965	$190	$66	$306	$562	89,527
Real estate - construction	63,246	-	-	-	-	63,246
Real estate - mortgage:
Residential	344,311	1,713	63	960	2,736	347,047
Commercial	465,666	63	-	4,298	4,361	470,027
Consumer installment	13,378	623	216	194	1,033	14,411
Total	$975,566	$2,589	$345	$5,758	$8,692	$984,258
		30-59 Days	60-89 Days	90 Days+	Total	Total
December 31, 2018	Current	Past Due	Past Due	Past Due	Past Due	Loans

Commercial and industrial	$82,770	$288	$213	$586	$1,087	83,857
Real estate - construction	56,731	-	-	-	-	56,731
Real estate - mortgage:
Residential	331,379	2,612	1,083	1,413	5,108	336,487
Commercial	496,597	664	-	986	1,650	498,247
Consumer installment	16,768	19	-	-	19	16,787
Total	$984,245	$3,583	$1,296	$2,985	$7,864	992,109

Financing Receivable, Nonaccrual [Table Text Block]
December 31, 2019	Nonaccrual	90+ Days Past Due and Accruing

Commercial and industrial	$946	$-
Real estate - mortgage:
Residential	3,285	-
Commercial	4,451	-
Consumer installment	197	-
Total	$8,879	$-
December 31, 2018	Nonaccrual	90+ Days Past Due and Accruing

Commercial and industrial	$996	$91
Real estate - mortgage:
Residential	2,731	754
Commercial	2,864	100
Consumer installment	4	-
Total	$6,595	$945

Subsequently Defaulted [Member]
Notes Tables
Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	December 31, 2018
Troubled Debt Restructurings	Number of	Recorded
subsequently defaulted	Contracts	Investment
Residential real estate	1	$19